Share Capital (Schedule of Stock Options Activities) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | shares	20,962,002	21,659,002
Granted | shares	2,142,000	2,503,000
Exercised | shares		(225,000)
Expired | shares	(1,445,000)	(1,245,000)
Outstanding - end of period | shares	21,659,002	22,692,002
Weighted average exercise price outstanding at December 31, 2018 | $	$ 1.1	$ 0.98
Granted | $	0.62	0.91
Exercised | $		0.67
Expired | $	2.19	2.06
Weighted average exercise price outstanding at December 31, 2018 | $	$ 0.98	$ 0.91